Segmented Information - Company's Statements of Operations and Balance Sheets by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 1,356,145	$ 1,340,370
Direct cost of sales	(981,210)	(1,047,653)
Gross profit	374,935	292,717
Equity in earnings	8,820	9,882
Expenses	(211,917)	(173,969)
Income Before Income Taxes	171,838	128,630
Land held for development	1,525,319	1,428,693
Land under development	622,668	630,149
Housing inventory	213,349	160,310
Model homes	37,906	31,104
Total land and housing inventory	2,399,242	2,250,256
Investments in unconsolidated entities	206,198	155,352
Commercial assets held for sale	47,733
Other assets	690,588	420,581
Total assets	3,343,761	2,826,189
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues
Direct cost of sales
Gross profit
Equity in earnings
Expenses	(88,589)	(69,303)
Income Before Income Taxes	(88,589)	(69,303)
Land held for development
Land under development
Housing inventory
Model homes
Total land and housing inventory
Investments in unconsolidated entities
Commercial assets held for sale
Other assets	363,150	70,757
Total assets	363,150	70,757
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	770,657	746,360
Direct cost of sales	(514,696)	(491,843)
Gross profit	255,961	254,517
Equity in earnings	(571)	(353)
Expenses	(67,468)	(48,346)
Income Before Income Taxes	187,922	205,818
Land held for development	699,811	636,187
Land under development	222,139	221,057
Housing inventory	82,561	79,424
Model homes	14,266	15,352
Total land and housing inventory	1,018,777	952,020
Investments in unconsolidated entities	45,242	30,587
Commercial assets held for sale	32,582
Other assets	193,649	197,725
Total assets	1,290,250	1,180,332
California [Member]
Segment Reporting Information [Line Items]
Revenues	402,652	454,292
Direct cost of sales	(309,033)	(430,258)
Gross profit	93,619	24,034
Equity in earnings	9,277	11,237
Expenses	(27,750)	(33,571)
Income Before Income Taxes	75,146	1,700
Land held for development	385,860	360,042
Land under development	279,179	312,754
Housing inventory	78,593	48,035
Model homes	18,079	13,014
Total land and housing inventory	761,711	733,845
Investments in unconsolidated entities	92,380	84,274
Commercial assets held for sale	15,151
Other assets	40,652	56,842
Total assets	909,894	874,961
Central and Eastern U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	182,836	139,718
Direct cost of sales	(157,481)	(125,552)
Gross profit	25,355	14,166
Equity in earnings	114	(1,002)
Expenses	(28,110)	(22,749)
Income Before Income Taxes	(2,641)	(9,585)
Land held for development	439,648	432,464
Land under development	121,350	96,338
Housing inventory	52,195	32,851
Model homes	5,561	2,738
Total land and housing inventory	618,754	564,391
Investments in unconsolidated entities	68,576	40,491
Commercial assets held for sale
Other assets	93,137	95,257
Total assets	$ 780,467	$ 700,139